Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The majority of our equity awards are granted on an annual basis, typically in March, although this practice has varied in the past for administrative reasons, and may vary in the future. New hire and ad hoc awards are generally granted monthly throughout the fiscal year, based on business needs, with these grants typically made on the 22nd day of the month, although this practice has varied in the past and may vary in the future. In addition, eligible employees (other than our Executive Officers) may voluntarily enroll in our Employee Stock Purchase Plan and receive an option to purchase shares of Company common stock at a discount using payroll deductions accumulated over the applicable purchase periods. The Company does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information, and the Company does not time the release of material non-public information in coordination with grants of equity awards to affect the value of our executive’s compensation.
In line with our policies, during fiscal 2025, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	The majority of our equity awards are granted on an annual basis, typically in March, although this practice has varied in the past for administrative reasons, and may vary in the future. New hire and ad hoc awards are generally granted monthly throughout the fiscal year, based on business needs, with these grants typically made on the 22nd day of the month, although this practice has varied in the past and may vary in the future. In addition, eligible employees (other than our Executive Officers) may voluntarily enroll in our Employee Stock Purchase Plan and receive an option to purchase shares of Company common stock at a discount using payroll deductions accumulated over the applicable purchase periods.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information, and the Company does not time the release of material non-public information in coordination with grants of equity awards to affect the value of our executive’s compensation.
MNPI Disclosure Timed for Compensation Value	false